Acquisitions - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) Company	Dec. 31, 2017 USD ($)
Business Combinations [Abstract]
Number of completed acquisitions | Company	3
Aggregate consideration	$ 19,875
Amount of revenue included in consolidated statement of comprehensive loss		$ 2,620
Amount of net loss included in consolidated statement of comprehensive loss		$ 5,528